Income Taxes (Details) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Income Tax Disclosure [Abstract]
Tax expense	$ 27	$ 37
Effective tax rate	25.00%	29.60%